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Class P Prospectus | PACE High Yield Investments
PACE® High Yield Investments

PACE® Select Advisors Trust

August 4, 2023

Supplement to the prospectus relating to Class P shares (the "Class P Prospectus") and the Statement of Additional Information ("SAI"), each dated November 28, 2022, as supplemented.

Includes:

•  PACE® High Yield Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE High Yield Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust").

At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Board of Trustees of the Trust recently approved a lower expense limitation provision for Class P shares of the fund that extends until November 30, 2024. As a result, the following two lines in the expense table appearing on page 35 of the Class P Prospectus, and the related footnote, are revised to read as follows:

Annual Fund Operating Expenses	Class P Prospectus PACE High Yield Investments Class P [1]
Management fee waiver/expense reimbursements	0.13%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	0.88%
[1]	Effective as of August 1, 2023, the fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2024 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 0.88% for Class P. Prior to August 1, 2023, the expense cap for Class P was 0.91%. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.